Cash and Interest Bearing Deposits with Banks (Tables)	12 Months Ended
Oct. 31, 2018
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Disclosure of Cash and Interest Bearing Deposits with Banks

(Canadian $ in millions)	2018	2017
Cash and deposits with banks (1)	40,738	30,002
Cheques and other items in transit, net	1,404	2,597
Total cash and cash equivalents	42,142	32,599

(1)	Includes deposits with the Bank of Canada, the U.S. Federal Reserve and other central banks.